Significant Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Significant Accounting Estimates and Judgments
4.	Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the adoption of accounting policies and the reported amounts of assets, liabilities, income and expenses. However, actual results could differ from these estimates.

The estimates and their underlying assumptions are reviewed on an ongoing basis. The effects of changes in accounting estimates are recognized in the period in which the estimates are revised.

Information about judgments that have been made in the process of applying the Group’s accounting policies and that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 3 (1) “Basis of consolidation” and Note 15 “Interests in Subsidiaries, Associates and Others”

•	Note 3 (4) “Financial instruments” and Note 33 “Financial Instruments”

Information about uncertainty of key estimates and assumptions that may have significant risks of causing material adjustments to the carrying amounts of assets and liabilities in the subsequent reporting year is included in the following notes:

•	Note 3 (10) “Impairment of non-financial assets” and Note 30 “Impairment of Non-Financial Assets”

•	Note 3 (11) “Employee benefits” and Note 20 “Employee Benefits”

•	Note 3 (13) “Revenue” and Note 23 “Revenue”

•	Note 3 (14) “Income taxes” and Note 16 “Income Taxes”

•	Note 36 “Loan Guarantees”